Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE DWS INCOME TRUST
Prospectus Date	rr_ProspectusDate	Feb. 01, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Short Duration Fund

Class A

The following changes are effective on or about July 15, 2020:

Effective on or about July 15, 2020, a front-end sales charge of 2.25% and related sales charge discounts and contingent deferred sales charges will apply to new fund share purchases for Class A shares.

2.25%

The following disclosure replaces the existing similar disclosure that is contained under the "FEES AND EXPENSES" heading in the summary section of the fund's prospectus:

These are the fees and expenses you may pay when you buy and hold shares. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class S shares, which are not reflected in the tables or the example below. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $100,000 in Class A shares in DWS funds or if you invest at least $250,000 in Class T shares in the fund. More information about these and other discounts and waivers is available from your financial representative and in Choosing a Share Class (p. 46), Sales Charge Waivers and Discounts Available Through Intermediaries (Appendix B, p. 108) and Purchase and Redemption of Shares in the fund's Statement of Additional Information (SAI) (p. II-14).

The following disclosure replaces footnote 1 appearing under the "ANNUAL FUND OPERATING EXPENSES" table under the "FEES AND EXPENSES" heading in the summary section of the fund's prospectus:

[1] Investments of $250,000 or more made on or after July 15, 2020 may be eligible to buy Class A shares without a sales charge (load), but may be subject to a contingent deferred sales charge of 0.75% if redeemed within 12 months of the original purchase date.

The following disclosure replaces the existing similar disclosure that is contained under the "FEES AND EXPENSES" heading in the summary section of the fund's prospectus:

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Years	A	T	C	R6	INST	S
1	$302	$327	$255	$53	$53	$53
3	487	513	503	169	186	201
5	687	715	876	295	331	363
10	1,264	1,297	1,924	664	754	831

You would pay the following expenses if you did not redeem your shares:

Years	A	T	C	R6	INST	S
1	$302	$327	$155	$53	$53	$53
3	487	513	503	169	186	201
5	687	715	876	295	331	363
10	1,264	1,297	1,924	664	754	831

DWS Short Duration Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Short Duration Fund

Class A

The following changes are effective on or about July 15, 2020:

Effective on or about July 15, 2020, a front-end sales charge of 2.25% and related sales charge discounts and contingent deferred sales charges will apply to new fund share purchases for Class A shares.

2.25%

The following disclosure replaces the existing similar disclosure that is contained under the "FEES AND EXPENSES" heading in the summary section of the fund's prospectus:

These are the fees and expenses you may pay when you buy and hold shares. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class S shares, which are not reflected in the tables or the example below. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $100,000 in Class A shares in DWS funds or if you invest at least $250,000 in Class T shares in the fund. More information about these and other discounts and waivers is available from your financial representative and in Choosing a Share Class (p. 46), Sales Charge Waivers and Discounts Available Through Intermediaries (Appendix B, p. 108) and Purchase and Redemption of Shares in the fund's Statement of Additional Information (SAI) (p. II-14).

The following disclosure replaces footnote 1 appearing under the "ANNUAL FUND OPERATING EXPENSES" table under the "FEES AND EXPENSES" heading in the summary section of the fund's prospectus:

[1] Investments of $250,000 or more made on or after July 15, 2020 may be eligible to buy Class A shares without a sales charge (load), but may be subject to a contingent deferred sales charge of 0.75% if redeemed within 12 months of the original purchase date.

The following disclosure replaces the existing similar disclosure that is contained under the "FEES AND EXPENSES" heading in the summary section of the fund's prospectus:

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Years	A	T	C	R6	INST	S
1	$302	$327	$255	$53	$53	$53
3	487	513	503	169	186	201
5	687	715	876	295	331	363
10	1,264	1,297	1,924	664	754	831

You would pay the following expenses if you did not redeem your shares:

Years	A	T	C	R6	INST	S
1	$302	$327	$155	$53	$53	$53
3	487	513	503	169	186	201
5	687	715	876	295	331	363
10	1,264	1,297	1,924	664	754	831

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These are the fees and expenses you may pay when you buy and hold shares. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class S shares, which are not reflected in the tables or the example below. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $100,000 in Class A shares in DWS funds or if you invest at least $250,000 in Class T shares in the fund. More information about these and other discounts and waivers is available from your financial representative and in Choosing a Share Class (p. 46), Sales Charge Waivers and Discounts Available Through Intermediaries (Appendix B, p. 108) and Purchase and Redemption of Shares in the fund's Statement of Additional Information (SAI) (p. II-14).

Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments of $250,000 or more made on or after July 15, 2020 may be eligible to buy Class A shares without a sales charge (load), but may be subject to a contingent deferred sales charge of 0.75% if redeemed within 12 months of the original purchase date.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $100,000 in Class A shares in DWS funds or if you invest at least $250,000 in Class T shares in the fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
DWS Short Duration Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as, a % of offering price	rr_MaximumCumulativeSalesChargeOverOfferingPrice	2.25%
1 Year	rr_ExpenseExampleYear01	$ 302
3 Years	rr_ExpenseExampleYear03	487
5 Years	rr_ExpenseExampleYear05	687
10 Years	rr_ExpenseExampleYear10	1,264
1 Year	rr_ExpenseExampleNoRedemptionYear01	302
3 Years	rr_ExpenseExampleNoRedemptionYear03	487
5 Years	rr_ExpenseExampleNoRedemptionYear05	687
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,264
DWS Short Duration Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_ExpenseExampleYear01	327
3 Years	rr_ExpenseExampleYear03	513
5 Years	rr_ExpenseExampleYear05	715
10 Years	rr_ExpenseExampleYear10	1,297
1 Year	rr_ExpenseExampleNoRedemptionYear01	327
3 Years	rr_ExpenseExampleNoRedemptionYear03	513
5 Years	rr_ExpenseExampleNoRedemptionYear05	715
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,297
DWS Short Duration Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_ExpenseExampleYear01	255
3 Years	rr_ExpenseExampleYear03	503
5 Years	rr_ExpenseExampleYear05	876
10 Years	rr_ExpenseExampleYear10	1,924
1 Year	rr_ExpenseExampleNoRedemptionYear01	155
3 Years	rr_ExpenseExampleNoRedemptionYear03	503
5 Years	rr_ExpenseExampleNoRedemptionYear05	876
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,924
DWS Short Duration Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_ExpenseExampleYear01	53
3 Years	rr_ExpenseExampleYear03	169
5 Years	rr_ExpenseExampleYear05	295
10 Years	rr_ExpenseExampleYear10	664
1 Year	rr_ExpenseExampleNoRedemptionYear01	53
3 Years	rr_ExpenseExampleNoRedemptionYear03	169
5 Years	rr_ExpenseExampleNoRedemptionYear05	295
10 Years	rr_ExpenseExampleNoRedemptionYear10	664
DWS Short Duration Fund | INST Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_ExpenseExampleYear01	53
3 Years	rr_ExpenseExampleYear03	186
5 Years	rr_ExpenseExampleYear05	331
10 Years	rr_ExpenseExampleYear10	754
1 Year	rr_ExpenseExampleNoRedemptionYear01	53
3 Years	rr_ExpenseExampleNoRedemptionYear03	186
5 Years	rr_ExpenseExampleNoRedemptionYear05	331
10 Years	rr_ExpenseExampleNoRedemptionYear10	754
DWS Short Duration Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_ExpenseExampleYear01	53
3 Years	rr_ExpenseExampleYear03	201
5 Years	rr_ExpenseExampleYear05	363
10 Years	rr_ExpenseExampleYear10	831
1 Year	rr_ExpenseExampleNoRedemptionYear01	53
3 Years	rr_ExpenseExampleNoRedemptionYear03	201
5 Years	rr_ExpenseExampleNoRedemptionYear05	363
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 831